Consolidated Statements of Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions, related party	$ 641,104	$ 766,304	$ 612,998
Vessel operating expenses, related party	347,840	392,731	417,523
Other general and administrative expenses, related party	1,850,000	1,225,000	1,165,000
Net loss on sale of vessels, related party			$ 43,823